UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6624

        Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          12/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New York Select Tax-Free Income Portfolio (NXN)
December 31, 2004

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Consumer Staples - 2.0%

$1,120	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	BBB	$ 1,103,110

	Education and Civic Organizations - 12.2%

1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/12 at 101.00	AAA	1,804,023
	Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 - AMBAC
	Insured

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis	10/14 at 100.00	A-	101,217
	College, Series 2004, 5.000%, 10/01/34

500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A-	517,455
	Greater New York, Series 2002, 5.250%, 8/01/21

570	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds,	No Opt. Call	AAA	653,904
	City University System, Series 1990C, 7.500%, 7/01/10 - FGIC Insured

1,425	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rochester Institute of	7/07 at 101.00	AAA	1,513,478
	Technology, Series 1997, 5.250%, 7/01/22 - MBIA Insured

1,430	Dormitory Authority of the State of New York, Revenue Bonds, Upstate Community Colleges, Series	7/11 at 101.00	AA-	1,485,127
	2002A, 5.000%, 7/01/23

785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series 2002,	7/12 at 100.00	AAA	822,217
	5.000%, 7/01/22 - XLCA Insured

	Healthcare - 11.4%

750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	809,310
	2003A, 5.250%, 2/15/21 - AMBAC Insured

250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 101.00	Ba3	240,980
	University Hospital, Series 2002C, 6.450%, 7/01/32

250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	257,478
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured

415	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	463,206
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	518,190
	Hospital Association, Series 2003A, 5.500%, 7/01/32

670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	711,185
	Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured

250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group,	5/13 at 100.00	A3	263,005
	Series 2003, 5.375%, 5/01/23

1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	1,842,473
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 - AMBAC Insured

1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	1,310,568
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 - AMBAC Insured

	Housing/Multifamily - 5.4%

1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA Secured Revenue Bonds, St.	12/12 at 103.00	AAA	1,073,290
	Mary's Residence Project, Series 2002A, 5.375%, 12/20/22

1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds, Sunset	8/12 at 101.00	AAA	1,072,520
	Woods Apartments II Project, Series 2002, 5.350%, 2/01/20

880	New York State Housing Finance Agency, FHA-Insured Mortgage Multifamily Housing Revenue Bonds,	2/05 at 100.00	AAA	881,505
	Series 1992C, 6.450%, 8/15/14 - MBIA Insured

	Housing/Single Family - 8.2%

2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%, 10/01/31	4/11 at 100.00	Aaa	2,531,475
	(Alternative Minimum Tax)

2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%, 10/01/18	10/11 at 100.00	Aa1	2,088,880
	(Alternative Minimum Tax)

	Long-Term Care - 9.2%

2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds, Jewish	8/12 at 101.00	AAA	2,092,100
	Home of Rochester, Series 2002, 4.625%, 2/15/17

1,000	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue Bonds,	11/12 at 101.00	AA+	1,014,010
	Eger Harbor House Inc. Project, Series 2002A, 4.950%, 11/20/32

2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	2,079,460
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 - MBIA Insured

	Tax Obligation/General - 7.5%

	Clarkstown, Rickland County, New York, Various Purposes Serial Bonds, Series 1992:
505	5.600%, 6/15/10 - AMBAC Insured	No Opt. Call	AAA	572,054
525	5.600%, 6/15/11 - AMBAC Insured	No Opt. Call	AAA	600,059
525	5.600%, 6/15/12 - AMBAC Insured	No Opt. Call	AAA	606,548

750	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA	8/14 at 100.00	AAA	814,477
	Insured

225	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A	246,879

300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A	327,813

1,000	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series	10/10 at 100.00	Aaa	1,080,650
	2001, 5.000%, 10/01/17 - FSA Insured

	Tax Obligation/Limited - 11.7%

600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	635,766

500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AAA	567,360
	School District, Series 2004, 5.750%, 5/01/26 (DD, settling 1/03/05) - FSA Insured

500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AAA	560,910
	2002A, 5.500%, 1/01/20 - MBIA Insured

95	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2001A-2,	11/06 at 101.00	AAA	99,532
	5.125%, 11/15/21 - AMBAC Insured

670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AA+	702,415
	2003E, 5.000%, 2/01/23

50	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 1995A, 5.125%,	4/05 at 102.00	AAA	51,337
	4/01/15 - MBIA Insured

750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	811,170
	2003A, 5.250%, 4/01/23 - MBIA Insured

250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004,	4/14 at 100.00	AAA	267,460
	5.000%, 4/01/21 - MBIA Insured

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	263,745
200	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	209,854
225	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	233,361

1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AAA	1,086,690
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 - AMBAC Insured

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	548,080
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

500	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -	2/11 at 100.00	BBB-	546,510
	Yonkers Inc. Project, Series 2001A, 6.250%, 2/01/16

	Transportation - 1.7%

400	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	424,948

500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AAA	558,585
	5.000%, 11/15/15 - FGIC Insured

	U.S. Guaranteed*** - 6.1%

1,365	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,686,826
	County Issue, Series 1986, 7.375%, 7/01/16

1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	1,155,490
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured

485	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V, 6.750%, 6/01/12	No Opt. Call	AAA	570,118

	Utilities - 5.8%

2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	2,147,620
	5.125%, 12/01/22 - FSA Insured

1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	1,082,860
	5.000%, 9/01/16 - CIFG Insured

60	Westchester County Industrial Development Agency, Westchester County, New York, Resource Recovery	7/07 at 101.00	BBB	63,119
	Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

	Water and Sewer - 12.1%

2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	2,578,024
	Fiscal Series 2001C, 5.125%, 6/15/33

	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving
	Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan, Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,194,340
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,065,900

$49,200	Total Long-Term Investments (cost $50,014,134) - 93.3%			52,610,666

	Other Assets Less Liabilities - 6.7%			3,762,034

	Net Assets - 100%			$56,372,700

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest.
(DD)	Security purchased on a delayed delivery basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for
	financial statement and federal income tax purposes are primarily due to timing differences in recognizing
	income on taxable market discount securities and timing differences in recognizing certain gains and
	losses on security transactions.

	At December 31, 2004, the cost of investments was $50,010,316.

	Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$2,637,262
	Depreciation	(36,912)

	Net unrealized appreciation of investments	$2,600,350

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         02/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         02/28/05

* Print the name and title of each signing officer under his or her signature.